SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	6 Months Ended		42 Months Ended
	Sep. 05, 2024 vessel	Sep. 05, 2024 USD ($) vessel	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2024 vessel	Aug. 28, 2024 $ / shares	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Installments paid				$ 52,554	$ 113,739
Gain on sale of assets				1,133	$ 2,583
Panamax Vessels
Subsequent Event [Line Items]
Gain on sale of assets				$ 1,100
Forecast | Panamax Vessels
Subsequent Event [Line Items]
Gain on sale of assets			$ 4,300
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares							$ 0.30
Sale-Leaseback
Subsequent Event [Line Items]
Debt instrument, face amount								$ 85,000
Sale-Leaseback | Subsequent Event
Subsequent Event [Line Items]
Amount drawn on facility		$ 21,600
Installments paid		$ 19,800
Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings acquired | vessel				2		8
Kamsarmax | Subsequent Event
Subsequent Event [Line Items]
Number of newbuildings delivered | vessel	1	1
Number of newbuildings acquired | vessel	9	1
Kamsarmax | Sale-Leaseback
Subsequent Event [Line Items]
Debt instrument, face amount								$ 85,000